Preferred Stock - Additional Information (Detail)	12 Months Ended
Mar. 31, 2011
Class of Stock [Line Items]
Description of allotment of shares or fractions of a share without consideration	On January 4, 2009, MHFG abolished the fractional share system and adopted the unit share system concurrently with the allotment of shares or fractions of a share without consideration. The allotment was made at the rate of 999 shares per one share and 9.99 shares per every 0.01 of a share. Therefore, as a result of the allotment, the number of shares has increased a thousandfold. The computations of basic and diluted earnings per common share are adjusted retroactively.
Preferred stock
Class of Stock [Line Items]
Description of allotment of shares or fractions of a share without consideration	On January 4, 2009, MHFG abolished the fractional share system and adopted the unit share system concurrently with the allotment of shares or fractions of a share without consideration. The allotment was made at the rate of 999 shares per one share and 9.99 shares per every 0.01 of a share. Therefore, as a result of the allotment, the number of shares has increased a thousandfold.
Thirteenth series class XIII preferred stock
Class of Stock [Line Items]
Description of call features of preferred stock	Thirteenth series class XIII preferred stock is callable (in full or in part) at the option of the issuer after April 1, 2013. Call price is the sum of the liquidation value per share and the accrued dividend.